Shareholder Report, Holdings (Details) - C000241955 [Member]	Sep. 30, 2025
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
WEC Energy Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pembina Pipeline Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%